Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2017 $	2016 $
Revolving credit facilities due through 2022	539,735	466,195
Term loans due through 2021	423,512	475,466
Total principal	963,247	941,661
Less: unamortized discount and debt issuance costs	(10,945)	(8,645)
Total debt	952,302	933,016
Less: current portion	(166,745)	(171,019)
Non-current portion of long-term debt	785,557	761,997